Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Net sales (Notes 23 and 24)	$ 25,067,279	$ 20,252,393	$ 16,208,122
Costs, expenses and other:
Cost of products sold (Notes 13 and 20)	20,771,871	17,682,986	14,182,215
Marketing, administrative and other expenses	860,722	687,531	596,761
Equity in earnings of unconsolidated subsidiaries	(40,240)	(41,661)	(38,757)
Impairment of assets (Notes 7 and 24)	110,000
Interest expense, net (Notes 18 and 19)	135,535	173,580	169,244
Costs, expenses and other, total	21,837,888	18,502,436	14,909,463
Earnings before income taxes and noncontrolling interests	3,229,391	1,749,957	1,298,659
Provision for income taxes (Notes 19 and 24)	748,307	369,386	398,243
Net earnings	2,481,084	1,380,571	900,416
Earnings attributable to noncontrolling interests	120,317	61,883	104,145
Net earnings attributable to Nucor stockholders	$ 2,360,767	$ 1,318,688	$ 796,271
Net earnings per share (Note 21):
Basic	$ 7.44	$ 4.11	$ 2.48
Diluted	$ 7.42	$ 4.10	$ 2.48